Long-term debt - Narrative (Details)				12 Months Ended
	Mar. 25, 2017 EUR (€)	Jan. 11, 2016 $ / shares	Jun. 27, 2014 CAD	Dec. 31, 2016 USD ($) option	Dec. 31, 2015
Debt Instrument [Line Items]
Maximum renewal term				3 years
Renewable receivables financed | $				$ 6,700
Senior revolving financing facility
Debt Instrument [Line Items]
Basis spread on variable rate debt				30.00%
Convertible debt | Convertible unsecured notes due June 1, 2021
Debt Instrument [Line Items]
Interest rate (percent)		9.00%
Conversion price (usd per share) | $ / shares		$ 2.17
New debentures
Debt Instrument [Line Items]
Interest rate (percent)				9.00%
Number of extension options | option				6
Term of extensions			6 months
Minimum | Capital lease obligations
Debt Instrument [Line Items]
Interest rate				2.30%	3.10%
Capital lease term				3 years
Minimum | Capital lease obligations | Other bank financing
Debt Instrument [Line Items]
Interest rate				0.75%
Minimum | New debentures
Debt Instrument [Line Items]
Proceeds from issuance of debt | CAD			CAD 10,000,000
Maximum | Capital lease obligations
Debt Instrument [Line Items]
Interest rate				11.00%	4.90%
Capital lease term				5 years
Maximum | Capital lease obligations | Other bank financing
Debt Instrument [Line Items]
Interest rate				3.90%
Subsequent Event | Senior revolving financing facility
Debt Instrument [Line Items]
Periodic principal payment | €	€ 10,000,000
Basis spread on variable rate debt	3.25%
London Interbank Offered Rate (LIBOR) | Senior revolving financing facility
Debt Instrument [Line Items]
Basis spread on variable rate debt				2.60%
Effective rate on debt				2.30%